Summary of Significant Accounting Policies - Calculation of Net Loss and Number of Shares Used to Compute Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended				12 Months Ended
	Sep. 30, 2019		Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018		Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net (loss) income	$ (7,519)		$ (5,959)	$ (7,894)	$ (8,880)		$ (6,658)	$ 7,185	$ (21,371)		$ (8,353)		$ (19,222)	$ (45,117)
Preferred stock dividends	(18,238)								(18,238)					(527)
Net loss - diluted	$ (25,757)				$ (8,893)				$ (39,609)		$ (8,887)		$ (19,222)	$ (45,644)
Weighted average number of basic shares outstanding	26,112	[1]			51,229	[1]			23,095	[1]	19,841	[1]	38,151	21
Weighted average number of diluted shares outstanding	26,112	[1]			51,229	[1]			23,095	[1]	19,841	[1]	38,151	21
Basic (loss) income per common share	$ (287.00)	[1]			$ (175.00)	[1]			$ (924.00)	[1]	$ (420.00)	[1]	$ (504.00)	$ (2,275,000)
Diluted loss per common share	$ (987.00)	[1]			$ (175.00)	[1]			$ (1,715.00)	[1]	$ (448.00)	[1]	$ (504.00)	$ (2,275,000)

[1]	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018 and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.